Foreign Exchange Rates (Detail)	Dec. 31, 2015	Dec. 31, 2014
Closing Rate | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.2504	3.2270
Closing Rate | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.9048	2.6562
Closing Rate | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0390	0.0339
Closing Rate | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000174	0.000154
Closing Rate | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0382	0.0339
Closing Rate | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2510	0.2606
Closing Rate | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0832	0.0838
Average Rate | Euro
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	4.2158	3.2525
Average Rate | US dollar
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	3.8711	2.6394
Average Rate | Cape Verde, Escudos
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0298	0.0287
Average Rate | Sao Tome and Principe, Dobras
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.000132	0.000131
Average Rate | Kenya, Shillings
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0293	0.0268
Average Rate | Namibia, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.2297	0.2169
Average Rate | Mozambique, Meticais
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rates	0.0767	0.0742